Revenues and other income - Schedule of Revenues (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 10	€ 37
Research tax credit	1,227	888
Subsidies	62	494
Other	20	28
Other income	1,309	1,411
Total revenues and other income	1,319	1,448
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5	37
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 5	€ 0